Condensed Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 195,409	$ 92,240
Loan receivable	6,000
Total Current Assets	201,409	92,240
Property and Equipment, net	22,091	26,287
Total Assets	223,500	118,527
Current Liabilities
Accounts payable and accrued expenses	481,517	238,929
Current portion of loan payable	3,811	3,556
Royalty agreement payable - related party	67,000	67,000
Accrued expenses - related party	564,211	410,955
Total Current Liabilities	1,116,539	720,440
Long Term Liabilities
Convertible note payable - net of debt discount	5,000	5,000
Loan payable, net of current portion	8,456	12,272
Total Liabilities	1,129,995	737,712
Stockholders Deficit
Preferred stock, no par value; unlimited shares authorized, none issued and outstanding		0
Common stock Class A, no par value; unlimited shares authorized,586,720,411 and 553,518,903 shares issued and outstanding, respectively	5,385,920	1,834,082
Common stock Class B, no par value; unlimited shares authorized,no shares issued and outstanding		0
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000
Additional paid-in capital	920,337	3,490,175
Deferred Compensation		(26,000)
Deficit accumulated during the development stage	(7,234,752)	(5,939,442)
Total Stockholders Deficit	(906,495)	(619,185)
Total Liabilities and Stockholders Deficit	$ 223,500	$ 118,527